United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/18

Date of Reporting Period: 04/30/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2018
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2018, was 0.16% for the Institutional Shares and -0.09% for the Service Shares. The total return of the Bloomberg Barclays U.S. Intermediate Credit Index, a broad-based securities market index (BBICI),1 was -0.13% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was 0.50% during the same period. The Fund's and the LCDBBB's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBICI were: (1) security selection; and (2) the effect of changing interest rates, referred to as “duration.”3
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The majority of the reporting period saw a continuation of the strong risk-on rally that began after the surprise election of Donald Trump as U.S. President and a Republican sweep of both houses of congress. Markets were focused on the pro-growth aspects of the administration's agenda of tax reform, regulatory relief and fiscal stimulus, prompting a broad run-up in equities and interest rates.
But as the new administration settled in, expectations fueled by campaign promises gave way to the realities of governing in Washington, D.C. Specifically, efforts to repeal and replace the Affordable Care Act repeatedly failed, a Justice Department investigation into potential Russian meddling in the 2016 elections cast a cloud over the White House, and escalating North Korean missile launches led a list of increasing international tensions. As optimism faded, longer interest rates began to fall back again, with the 10-year Treasury yield threatening to break below 2% in late summer 2017 amid the unsettled situation in the nation's capital and concerns about the impact of devastating hurricanes in Texas and Florida.
All the while, global economic growth appeared to remain on a steady, if not accelerating, trajectory, especially in the U.S., where growth expectations increased following the passage of the first major tax law overhaul in more than 30 years. The yield on the 10-year U.S. Treasury started the period at 2.31% and ended it at 2.95%, with rate volatility interspersed throughout the period, reaching a peak of 3.03% and trough of 2.04%. Despite the volatility on longer
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1

rates, the Federal Reserve (the “Fed”) continued on its path to normalize short-term rates, raising the federal funds target rate three times during the 12-month reporting period and signaling it expects additional increases in subsequent months. The reporting period ended with the federal funds target rate range at 1.50%-1.75%.
Corporate credit spreads continued to grind tighter for the first two thirds of the reporting period, with the option-adjusted spread on the BBICI starting the period at 86 basis points, bottoming in January 2018 at 61 basis points and then rising through the remainder of the reporting period to end at 79 basis points. Credit spreads ended the year with a softer tone as the specter of higher interest rates and the possibility of trade wars induced by the Trump administration weighed on the market.
SECURITY selection AND SECTOR DIVERSIFICATION
For the reporting period, individual security selection was the largest driver of Fund performance relative to the BBICI. Security selection was particularly strong in the Capital Goods, Consumer Non-Cyclical, Communications and Insurance sectors. Specific credits that contributed the most to Fund performance included: Textron, Verizon, Coca-Cola Femsa and Penn Mutual Life Insurance. Conversely, credits that detracted the most from Fund performance included: Teva, Reckitt Benckiser, Daimler AG and Danone.
The decision to hold overweight or underweight positions to specific corporate sectors did not affect Fund performance relative to the BBICI positively or negatively on a net basis. The Fund was helped by overweight positions in such sectors as Basic Industries and Brokers/Asset Managers as well as from underweight positions to underperforming sectors such as Supranationals and Local Authority. An underweight position to the Sovereign sector, which outperformed the benchmark, hurt Fund performance.
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Duration And derivatives management
Duration had a positive impact on the performance of the Fund as the Fund, with 97% of the BBICI's duration, was less interest rate sensitive4 than the BBICI throughout the reporting period. The bulk of the duration performance contribution came in the latter part of the period as 10-year interest rates rose from year-to-date lows to close out the year at 2.95%. The derivatives,5 U.S. Treasury futures, that were used to adjust duration targets, had a negative effect on Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2008 to April 30, 2018, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2018
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2018
	1 Year	5 Years	10 Years
Institutional Shares	0.16%	1.94%	3.89%
Service Shares	-0.09%	1.68%	3.63%
BBICI	-0.13%	1.77%	4.20%
LCDBBB	0.50%	2.14%	4.84%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.7%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities—Net[5]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2018
Principal Amount or Shares			Value
		CORPORATE BONDS—97.7%
		Basic Industry - Chemicals—1.0%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$352,614
1,200,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,248,933
		TOTAL	1,601,547
		Basic Industry - Metals & Mining—2.8%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	239,779
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	835,000
580,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	604,656
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	441,425
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,027,781
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,270,411
		TOTAL	4,419,052
		Basic Industry - Paper—0.6%
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	794,898
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	230,651
		TOTAL	1,025,549
		Capital Goods - Aerospace & Defense—2.5%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	576,189
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	266,983
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	277,892
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	450,962
311,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	333,159
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	388,471
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.10%, 1/15/2023	494,558
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	289,290
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%), 2/15/2042	878,750
		TOTAL	3,956,254
		Capital Goods - Building Materials—0.9%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	764,000
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	282,852
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$228,000	Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	$247,048
81,000	Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	86,482
	TOTAL	1,380,382
	Capital Goods - Construction Machinery—1.0%
780,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	820,659
500,000	CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	508,750
300,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	286,878
	TOTAL	1,616,287
	Capital Goods - Diversified Manufacturing—2.2%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	239,192
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	299,312
400,000	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	417,001
800,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	766,409
650,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	627,092
577,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	573,981
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	206,139
377,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	401,116
	TOTAL	3,530,242
	Capital Goods - Packaging—0.3%
50,000	WestRock Co., Sr. Deb., 7.50%, 6/15/2027	49,791
500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	491,790
	TOTAL	541,581
	Communications - Cable & Satellite—1.8%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	260,783
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	193,842
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	611,128
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	329,969
490,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	474,666
396,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	371,825
570,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	554,414
	TOTAL	2,796,627
	Communications - Media & Entertainment—1.9%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,509
1,065,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,065,447
750,000	CBS Corp., 3.70%, 8/15/2024	735,879
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	$480,331
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	237,669
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	501,079
	TOTAL	3,050,914
	Communications - Telecom Wireless—0.2%
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	288,179
	Communications - Telecom Wirelines—2.7%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	592,876
700,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	707,508
370,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	387,308
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	198,958
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	678,150
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	513,258
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	277,062
320,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	280,882
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	624,212
	TOTAL	4,260,214
	Consumer Cyclical - Automotive—2.8%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	590,716
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	246,711
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	485,371
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	245,511
150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	148,809
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	372,502
700,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	679,869
950,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	947,755
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	243,893
440,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	432,885
	TOTAL	4,394,022
	Consumer Cyclical - Leisure—1.0%
1,600,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,666,610
	Consumer Cyclical - Lodging—0.3%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	465,188
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—1.5%
$216,752	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	$222,724
250,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	248,591
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	329,094
940,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	928,312
300,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	297,453
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	446,059
	TOTAL	2,472,233
	Consumer Cyclical - Services—1.8%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	469,074
500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	479,093
170,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	163,070
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	491,462
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	527,682
500,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	491,206
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	273,051
	TOTAL	2,894,638
	Consumer Non-Cyclical - Food/Beverage—7.2%
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	741,750
600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	586,768
750,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	744,796
750,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	757,953
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	718,559
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	315,042
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	358,079
280,000	General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	279,517
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	494,568
750,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	768,449
770,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	741,895
1,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,078,499
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	395,079
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	479,985
850,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	848,107
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	495,474
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$500,000	PepsiCo, Inc., 2.75%, 4/30/2025	$477,074
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	133,379
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	707,548
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	58,604
350,000	Tyson Foods, Inc., 3.95%, 8/15/2024	349,606
	TOTAL	11,530,731
	Consumer Non-Cyclical - Health Care—2.3%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	421,651
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	563,704
500,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	495,263
290,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.404%, 6/5/2020	284,387
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	244,054
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	275,478
670,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	651,614
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	231,566
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	484,822
	TOTAL	3,652,539
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	296,427
900,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	888,155
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	63,365
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	580,350
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,307,411
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	248,368
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	333,515
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	202,259
750,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	717,305
330,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	316,759
900,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	812,541
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	478,597
	TOTAL	6,245,052
	Consumer Non-Cyclical - Products—0.6%
325,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	312,335
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Products—continued
$750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	$717,395
	TOTAL	1,029,730
	Consumer Non-Cyclical - Supermarkets—0.6%
500,000	Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	490,259
500,000	Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	442,909
	TOTAL	933,168
	Consumer Non-Cyclical - Tobacco—0.7%
320,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	315,776
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	489,438
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	339,706
	TOTAL	1,144,920
	Energy - Independent—1.6%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	578,052
239,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	236,044
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	441,684
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	486,055
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	254,932
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	515,344
	TOTAL	2,512,111
	Energy - Integrated—1.7%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	495,436
590,000	BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	584,735
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	709,547
620,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	600,517
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	380,488
	TOTAL	2,770,723
	Energy - Midstream—3.6%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	492,263
400,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	399,098
210,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	211,935
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	657,658
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	502,757
580,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	614,653
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	292,283
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	344,826
Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	$385,711
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	335,545
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	671,625
750,000	Williams Partners LP, 5.25%, 3/15/2020	776,962
	TOTAL	5,685,316
	Energy - Oil Field Services—0.6%
100,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	101,250
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	492,235
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	298,381
55,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	40,150
	TOTAL	932,016
	Financial Institution - Banking—19.7%
715,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	720,421
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	239,622
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,324,630
500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	494,380
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	465,667
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	477,413
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	193,989
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	392,092
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	587,218
500,000	Citigroup, Inc., 4.125%, 7/25/2028	481,693
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	241,989
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	736,681
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	466,058
860,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	891,547
1,230,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,236,583
635,000	Comerica, Inc., 3.80%, 7/22/2026	615,964
1,099,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,093,613
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	242,589
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	$666,312
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	739,030
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	758,487
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	242,429
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	495,111
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,033,113
500,000		HSBC Bank USA, N.A., Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	494,022
500,000		HSBC Bank USA, N.A., Sr. Unsecd. Note, 3.50%, 6/23/2024	492,364
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	721,389
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	442,488
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	242,642
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	513,188
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	517,701
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	980,264
1,500,000		JPMorgan Chase & Co., Sub. Note., 3.875%, 9/10/2024	1,480,303
300,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	286,559
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	358,892
1,165,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	1,163,870
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,478,849
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,471,150
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	778,418
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	480,653
743,442	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	450,303
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	886,580
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	738,161
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	208,385
250,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	245,056
600,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	584,221
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	246,413
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	953,755
500,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	492,846
		TOTAL	31,545,103
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
990,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,045,783
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	401,536
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$900,000	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	$1,184,916
760,000	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	796,936
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	218,756
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	267,165
400,000	Stifel Financial Corp., 4.25%, 7/18/2024	396,745
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	149,788
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	482,866
465,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	463,526
	TOTAL	5,408,017
	Financial Institution - Finance Companies—2.1%
937,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	1,006,653
894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	874,188
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	478,543
950,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	991,034
	TOTAL	3,350,418
	Financial Institution - Insurance - Health—0.4%
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	248,957
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	404,947
	TOTAL	653,904
	Financial Institution - Insurance - Life—2.2%
700,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	754,374
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	246,325
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	229,751
280,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	430,500
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	490,618
600,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	806,814
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	268,780
280,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	293,768
	TOTAL	3,520,930
	Financial Institution - Insurance - P&C—1.5%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	196,554
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	$245,544
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	296,313
220,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	230,210
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	274,051
700,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,106,031
	TOTAL	2,348,703
	Financial Institution - REIT - Apartment—0.7%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	377,281
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	492,783
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	278,258
	TOTAL	1,148,322
	Financial Institution - REIT - Healthcare—0.7%
800,000	Healthcare Trust of America, 3.70%, 4/15/2023	790,394
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	301,627
	TOTAL	1,092,021
	Financial Institution - REIT - Office—0.8%
250,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	248,301
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	601,499
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	456,496
	TOTAL	1,306,296
	Financial Institution - REIT - Other—0.5%
240,000	Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	235,337
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	515,485
	TOTAL	750,822
	Financial Institution - REIT - Retail—1.0%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	642,789
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	98,801
650,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	646,772
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	243,842
	TOTAL	1,632,204
	Municipal Services—1.0%
546,191	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	613,081
905,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	997,380
	TOTAL	1,610,461
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Sovereign—1.0%
$825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$859,023
640,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	796,195
	TOTAL	1,655,218
	Technology—6.6%
545,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	536,378
835,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	802,355
750,000	Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	730,821
250,000	Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	241,980
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	337,630
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	223,653
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	267,546
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	491,049
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	407,687
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	395,908
300,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	300,328
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	914,942
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	504,718
500,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	509,785
500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	479,339
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	689,442
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	346,694
200,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	197,314
750,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	723,989
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	189,665
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	293,574
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	346,774
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	260,169
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	356,049
	TOTAL	10,547,789
	Transportation - Railroads—0.2%
95,578	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	99,521
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	288,156
	TOTAL	387,677
Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.3%
$500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	$497,197
	Utility - Electric—5.3%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	312,420
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	414,473
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	420,140
500,000	Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	477,309
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	488,450
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	1,005,000
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	175,428
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	457,371
280,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	267,505
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	220,303
250,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	257,955
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	386,090
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	135,351
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	288,464
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	105,798
250,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	239,500
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	115,770
580,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	593,494
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	475,300
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	235,074
840,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	864,033
550,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	540,640
	TOTAL	8,475,868
	Utility - Natural Gas—1.9%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	237,613
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	296,872
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	553,308
600,000	Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	588,618
500,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	485,865
Annual Shareholder Report
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	$301,608
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	494,526
	TOTAL	2,958,410
	Utility - Natural Gas Distributor—0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	516,772
	TOTAL CORPORATE BONDS (IDENTIFIED COST $156,905,981)	156,201,957
	INVESTMENT COMPANY—1.5%
2,425,813	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[3] (IDENTIFIED COST $2,425,570)	2,425,813
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $159,331,551)[4]	158,627,770
	OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	1,291,899
	TOTAL NET ASSETS—100%	$159,919,669
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
6U.S. Treasury Note 10-Year Long Futures	41	$4,904,625	June 2018	$(21,160)
6U.S. Treasury Long Bond Short Futures	37	$5,322,219	June 2018	$(63,391)
6U.S. Treasury Ultra Bond Short Futures	14	$2,199,750	June 2018	$(27,496)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(112,047)
Net Unrealized Depreciation on Futures Contracts is included in
“Other Assets and Liabilities—Net.”
Annual Shareholder Report
19

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2017	2,652,770
Purchases/Additions	80,050,179
Sales/Reductions	(80,277,136)
Balance of Shares Held 4/30/2018	2,425,813
Value	$2,425,813
Change in Unrealized Appreciation/Depreciation	$243
Net Realized Gain/(Loss)	$(235)
Dividend Income	$33,071
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $159,355,267.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
20

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$155,751,654	$450,303	$156,201,957
Investment Company	2,425,813	—	—	2,425,813
TOTAL SECURITIES	$2,425,813	$155,751,654	$450,303	$158,627,770
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(112,047)	—	—	(112,047)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(112,047)	$—	$—	$(112,047)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.30	$9.34	$9.55	$9.61	$10.40
Income From Investment Operations:
Net investment income	0.28	0.28	0.33	0.35	0.41
Net realized and unrealized gain (loss)	(0.26)	(0.01)	(0.20)	(0.05)	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.27	0.13	0.30	0.17
Less Distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.33)	(0.35)	(0.42)
Distributions from net realized gain	(0.11)	(0.02)	(0.01)	(0.01)	(0.54)
TOTAL DISTRIBUTIONS	(0.39)	(0.31)	(0.34)	(0.36)	(0.96)
Net Asset Value, End of Period	$8.93	$9.30	$9.34	$9.55	$9.61
Total Return[1]	0.16%	3.01%	1.46%	3.22%	1.85%
Ratios to Average Net Assets:
Net expenses	0.57%	0.57%	0.56%	0.56%	0.56%
Net investment income	3.06%	3.06%	3.56%	3.66%	4.20%
Expense waiver/reimbursement[2]	0.18%	0.17%	0.19%	0.19%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,886	$188,122	$222,484	$249,125	$216,134
Portfolio turnover	22%	29%	28%	16%	20%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.30	$9.34	$9.55	$9.62	$10.40
Income From Investment Operations:
Net investment income	0.26	0.26	0.31	0.33	0.40
Net realized and unrealized gain (loss)	(0.26)	(0.01)	(0.20)	(0.06)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.00[1]	0.25	0.11	0.27	0.15
Less Distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.31)	(0.33)	(0.39)
Distributions from net realized gain	(0.11)	(0.02)	(0.01)	(0.01)	(0.54)
TOTAL DISTRIBUTIONS	(0.37)	(0.29)	(0.32)	(0.34)	(0.93)
Net Asset Value, End of Period	$8.93	$9.30	$9.34	$9.55	$9.62
Total Return[2]	(0.09)%	2.76%	1.21%	2.86%	1.71%
Ratios to Average Net Assets:
Net expenses	0.82%	0.82%	0.81%	0.81%	0.81%
Net investment income	2.82%	2.81%	3.31%	3.41%	3.84%
Expense waiver/reimbursement[3]	0.41%	0.40%	0.40%	0.39%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,034	$22,505	$24,296	$29,217	$34,610
Portfolio turnover	22%	29%	28%	16%	20%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
April 30, 2018
Assets:
Investment in securities, at value including $2,425,813 of investment in an affiliated holding (identified cost $159,331,551)		$158,627,770
Restricted cash (Note 2)		97,858
Income receivable		1,636,799
Income receivable from an affiliated holding		4,285
Receivable for shares sold		75,753
TOTAL ASSETS		160,442,465
Liabilities:
Payable for shares redeemed	$234,052
Payable for daily variation margin on futures contracts	27,757
Income distribution payable	188,495
Payable to adviser (Note 5)	1,895
Payable for administrative fees (Note 5)	351
Payable for portfolio accounting fees	41,133
Payable for other service fees (Notes 2 and 5)	9,269
Accrued expenses (Note 5)	19,844
TOTAL LIABILITIES		522,796
Net assets for 17,902,198 shares outstanding		$159,919,669
Net Assets Consist of:
Paid-in capital		$159,885,621
Net unrealized depreciation		(815,828)
Accumulated net realized gain		1,032,202
Distributions in excess of net investment income		(182,326)
TOTAL NET ASSETS		$159,919,669
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($139,886,038 ÷ 15,659,736 shares outstanding), no par value, unlimited shares authorized		$8.93
Service Shares:
Net asset value per share ($20,033,631 ÷ 2,242,462 shares outstanding), no par value, unlimited shares authorized		$8.93
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended April 30, 2018
Investment Income:
Interest			$7,025,341
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)			33,071
TOTAL INCOME			7,058,412
Expenses:
Investment adviser fee (Note 5)		$970,313
Administrative fee (Note 5)		154,600
Custodian fees		15,310
Transfer agent fee		78,040
Directors'/Trustees' fees (Note 5)		2,742
Auditing fees		28,600
Legal fees		9,674
Portfolio accounting fees		67,196
Distribution services fee (Note 5)		50,690
Other service fees (Notes 2 and 5)		93,502
Share registration costs		38,229
Printing and postage		23,646
Miscellaneous (Note 5)		27,287
TOTAL EXPENSES		1,559,829
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(303,733)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(93,515)
TOTAL WAIVERS AND REIMBURSEMENTS		(397,248)
Net expenses			1,162,581
Net investment income			5,895,831
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(235) on sales of investments in affiliated company)			1,897,840
Net realized loss on futures contracts			(152,396)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $243 on investments in affiliated fund holding)			(6,790,378)
Net change in unrealized depreciation of futures contracts			6,707
Net realized and unrealized loss on investments and futures contracts			(5,038,227)
Change in net assets resulting from operations			$857,604
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended April 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,895,831	$7,014,059
Net realized gain	1,745,444	2,901,823
Net change in unrealized appreciation/depreciation	(6,783,671)	(3,424,246)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	857,604	6,491,636
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,340,474)	(6,505,510)
Service Shares	(572,903)	(697,062)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(1,960,202)	(524,755)
Service Shares	(220,439)	(62,923)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,094,018)	(7,790,250)
Share Transactions:
Proceeds from sale of shares	52,536,859	55,807,982
Net asset value of shares issued to shareholders in payment of distributions declared	4,591,612	3,820,124
Cost of shares redeemed	(100,599,269)	(94,482,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,470,798)	(34,854,184)
Change in net assets	(50,707,212)	(36,152,798)
Net Assets:
Beginning of period	210,626,881	246,779,679
End of period (including distributions in excess of net investment income of $(182,326) and $(164,780), respectively)	$159,919,669	$210,626,881
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
April 30, 2018
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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28

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $397,248 is disclosed in various locations in this Note 2 and Note 5.
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29

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$42,825	$(42,825)
Service Shares	50,677	—
TOTAL	$93,502	$(42,825)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specific amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
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30

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,328,398 and $10,765,995, respectively. This is based on amounts held as of each month-end throughout the period.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(112,047)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(152,396)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$6,707
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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31

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2018		Year Ended 4/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,970,595	$46,051,453	5,677,739	$52,720,218
Shares issued to shareholders in payment of distributions declared	425,312	3,915,204	340,676	3,171,289
Shares redeemed	(9,971,256)	(91,729,951)	(9,594,738)	(89,104,106)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,575,349)	$(41,763,294)	(3,576,323)	$(33,212,599)

	Year Ended 4/30/2018		Year Ended 4/30/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	705,531	$6,485,406	330,686	$3,087,764
Shares issued to shareholders in payment of distributions declared	73,479	676,408	69,706	648,835
Shares redeemed	(957,095)	(8,869,318)	(579,974)	(5,378,184)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(178,085)	$(1,707,504)	(179,582)	$(1,641,585)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,753,434)	$(43,470,798)	(3,755,905)	$(34,854,184)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$5,913,377	$7,202,572
Long-term capital gains	$2,180,641	$587,678
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$9,096
Net unrealized depreciation	$(918,919)
Undistributed long-term capital gains	$943,871
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32

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales and mark-to-market on futures contracts.
At April 30, 2018, the cost of investments for federal tax purposes was $159,355,267. The net unrealized depreciation of investments for federal tax purposes was $727,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,619,275 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,346,772. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2018, the Adviser voluntarily waived $301,385 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2018, the Adviser reimbursed $2,348.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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33

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$50,690	$(50,690)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2018, FSSC received $1,858 and reimbursed $42,825 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transaction
During the year ended April 30, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $207,028.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2018, were as follows:
Purchases	$42,208,313
Sales	$86,273,361
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the year ended April 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the year ended April 30, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2018, the amount of long-term capital gains designated by the Fund was $2,180,641.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF federated intermediate corporate bond fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
June 25, 2018

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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$982.20	$2.80
Service Shares	$1,000	$980.90	$4.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.00	$2.86
Service Shares	$1,000	$1,020.70	$4.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2017
FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Annual Shareholder Report
50

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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52

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
April 30, 2018
Share Class | Ticker	A | FTIAX	Institutional | FSTIX	Service | FSISX
	Y | FSTYX	R6 | FSILX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2017 through April 30, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2018, was 0.47% for Class A Shares, 1.09% for Institutional Shares, 0.86% for Service Shares, 1.22% for Class Y Shares and 1.35% for R6 Shares. The total return of the Bloomberg Barclays 1-3 Year Government/Credit Index (BB1-3GCI)1 was -0.05% during the reporting period. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 0.60% during the reporting period. The Fund's and the LSIGDFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BB1-3GCI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BB1-3GCI were: (1) a lower effective duration relative to the index, (2) a higher allocation to credit-sensitive securities relative to the BB1-3GCI; (3) allocations to “out-of-index” sectors like securitized debt (residential and commercial mortgage-backed securities3 and asset-backed securities–“RMBS,” “CMBS” and “ABS,” respectively) and (4) modest allocations to “higher-beta, out-of-index” sectors like high yield,4 bank loans5 and non-agency mortgages. The use of interest rate derivatives to add interest rate exposure to that provided by the physical portfolio (though overall fund duration was maintained below that of the index during the period) detracted from overall performance as interest rates increased during the period under review.
The following discussion will focus on the performance of the Fund's R6 Shares.
MARKET OVERVIEW
The Fund's performance during the reporting period reflected weakness at the short end of the U.S. Treasury yield curve, which was partially offset by positive performance of credit-sensitive securities. Interest rates rose over the reporting period6 with the 2-year U.S. Treasury note yield increasing by 123 basis points over the reporting period, from 1.26% at April 30, 2017 to 2.49% at April 30, 2018. The Federal Reserve (the Fed) raised the federal funds target rate by 0.25% on three different occasions over the course of the reporting period. First it was raised in June 2017, then again in December, and then by an additional 0.25% in March 2018. General spread tightening in domestic risk assets occurred over most of the reporting period, though the first quarter of 2018 saw short-term credit spreads widen as the result of changes to U.S. tax law. The changes caused U.S. companies to repatriate overseas profits which had previously been invested in short-term securities, causing spreads on these securities to widen. In addition, the issuance of more short-term Treasury
Annual Shareholder Report

securities to finance the larger U.S. deficit forced private sector borrowers to pay more for their own debt issuance. Spreads widened as the market adjusted to these developments, then remained flat for the last month of the reporting period.
Duration/Yield curve
Fund duration7 was generally maintained at a level well below that of the BB1-3GCI over the reporting period, despite the use of long positions in 5-year Treasury note futures contracts.8 The Fund's shorter duration positioning relative to the BB1-3GCI generated 85 basis points of alpha relative to the index for the reporting period. An economy at full employment, a modest increase in inflationary pressure and the need to remove some of the monetary accommodation provided during the almost decade long period of quantitative easing caused the Fed to raise interest rates three times during the period under review. In order to mitigate the effect of higher rates on the portfolio, the Fund employed a liberal allocation to floating rate securities, which provided both capital protection and higher yield from upward coupon resets as interest rates rose. The Fund's yield curve positioning,9 of which the decision to utilize floating rate securities is a part, added 16 basis points of alpha relative to the BB1-3GCI during the reporting period.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the BB1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted the entire period. A position in mortgage securities (also not included in the BB1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like CMBS and prime U.K. and U.S. non-agency RMBS. The underweight position in Treasury securities helped performance relative to the benchmark, while the overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a modest positive effect on Fund performance over the reporting period. With credit spreads generally tightening during the reporting period, the amount of additional yield generated by holding an overweight position in credit-sensitive holdings added value relative to the index, which has a majority of its weighting in U.S. government securities. Overall, the Fund's sector allocation relative to that of the BB1-3GCI added 57 basis points of alpha during the reporting period.
Annual Shareholder Report

SECURITY SELECTION
With regard to security selection, no single security added or subtracted more than 1 basis point of alpha during the reporting period relative to the index, and in total, security selection added 5 basis points of alpha. With regard to out-of-index securities (i.e., ABS, CMBS, RMBS and certain corporates), however, the combination of both sector and security selection must be considered when assessing the amount of value-added provided by the portfolio's security allocation decisions.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BB1-3GCI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
5	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
8	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
9	The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 ($100,000 for Class Y Shares) in the Federated Short-Term Income Fund from April 30, 2008 to April 30, 2018, compared to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
Annual Shareholder Report

Growth of a $100,000 INVESTMENT–CLASS Y SHARES
Growth of $100,000 as of April 30, 2018
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 4/30/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-0.58%	0.08%	1.60%
Institutional Shares	1.09%	0.89%	2.30%
Service Shares	0.86%	0.68%	2.09%
Class Y Shares	1.22%	1.04%	2.46%
Class R6 Shares[5]	1.35%	0.93%	2.27%
BB1-3GCI	-0.05%	0.71%	1.61%
0-3C	0.65%	1.07%	1.90%
LSIGDFA	0.60%	0.87%	1.99%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BB1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BB1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

4	The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	The Fund's R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	38.8%
Asset-Backed Securities	38.1%
Collateralized Mortgage Obligations	8.8%
Floating Rate Loans	5.0%
Mortgage-Backed Securities[3]	2.7%
U.S. Treasury and Agency Securities[4]	1.8%
Commercial Paper	0.3%
Municipal Bonds	0.1%
Derivative Contracts[5,6]	(0.0)%
Other Security Types[7]	0.5%
Cash Equivalents[8]	3.8%
Other Assets and Liabilities—Net[9]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of a common stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2018
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation—0.0%
$3,227	[1]	FHLMC ARM 390260, 2.106%, 10/01/2030	$3,230
6,772	[1]	FHLMC ARM 420173, 5.75%, 4/01/2030	7,009
4,624	[1]	FHLMC ARM 420196, 5.327%, 11/01/2030	4,903
196	[1]	FHLMC ARM 606116, 3.22%, 9/01/2019	195
391,479	[1]	FHLMC ARM 780443, 3.658%, 3/01/2033	407,662
		TOTAL	422,999
		Federal National Mortgage Association—0.2%
1,266	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	1,280
149,819	[1]	FNMA ARM 544843, 2.631%, 10/01/2027	152,851
154,600	[1]	FNMA ARM 544852, 2.573%, 4/01/2028	157,703
242,195	[1]	FNMA ARM 544884, 2.548%, 5/01/2034	248,441
354,515	[1]	FNMA ARM 556379, 2.682%, 5/01/2040	358,266
113,512	[1]	FNMA ARM 556388, 2.682%, 5/01/2040	114,725
536,900	[1]	FNMA ARM 618128, 2.003%, 8/01/2033	540,925
		TOTAL	1,574,191
		Government National Mortgage Association—0.0%
4,203	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	4,232
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,983,927)	2,001,422
		ASSET-BACKED SECURITIES—37.9%
		Auto Receivables—16.0%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	2,956,047
2,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,014,301
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,966,719
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,493,894
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,969,798
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	4,945,933
3,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,927,177
2,000,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,956,024
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	3,992,428
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.57%, 4/15/2030	2,303,242
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,494,517	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 3.047%, (1-month USLIBOR +1.150%), 3/15/2028	$2,504,141
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	988,171
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	988,959
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	988,849
8,845,386		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	8,863,873
3,500,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,498,301
1,238,513		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,237,457
896,013		Enterprise Fleet Financing LLC 20016-1 A2, Class A2, 1.83%, 9/20/2021	893,981
847,209		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	842,890
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	3,971,702
3,000,000	[1]	GM Financial Automobile Leasing 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	3,001,818
6,150,000		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,104,285
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.45%, 7/17/2023	2,457,587
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.77%, 7/17/2023	2,842,702
9,025,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	8,986,766
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,465,394
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,676,380
4,960,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,951,823
2,000,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,990,436
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,171,799
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	1,970,992
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	4,951,552
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	2,179,269
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.597%, (1-month USLIBOR +0.700%), 5/17/2021	4,022,482
5,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	4,994,319
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	1,997,802
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.747%, (1-month USLIBOR +0.850%), 4/18/2022	$5,030,391
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,006,474
2,769,021		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	2,768,018
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,610,666
3,150,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,141,364
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	3,954,300
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,971,349
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	2,955,287
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	1,944,874
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,952,437
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	5,929,914
		TOTAL	151,334,367
		Credit Card—13.7%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.597%, (1-month USLIBOR +0.700%), 2/16/2021	9,010,484
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 2.397%, (1-month USLIBOR +0.500%), 12/15/2021	5,016,226
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.20%, 5/15/2023	6,139,160
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.287%, (1-month USLIBOR +0.390%), 10/15/2021	5,015,089
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.277%, (1-month USLIBOR +0.380%), 6/15/2021	8,017,668
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,922,768
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.527%, (1-month USLIBOR +0.630%), 2/15/2024	8,097,428
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.157%, (1-month USLIBOR +0.260%), 10/17/2022	2,199,990
7,000,000	[1]	Cards II Trust, Class A, 2.597%, (1-month USLIBOR +0.700%), 7/15/2021	7,008,146
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 2.177%, (1-month USLIBOR +0.280%), 5/26/2020	$4,300,698
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.227%, (1-month USLIBOR +0.330%), 1/21/2025	7,012,589
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.347%, (1-month USLIBOR +0.450%), 4/15/2021	9,015,668
3,500,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	3,479,023
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.257%, (1-month USLIBOR +0.360%), 4/15/2025	5,012,199
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.95%, 3/15/2023	2,989,202
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.297%, (1-month USLIBOR +0.400%), 4/18/2022	5,007,488
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.347%, (1-month USLIBOR +0.450%), 3/15/2021	8,018,206
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,197,940
6,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	5,890,817
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	2,819,677
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	4,972,057
4,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.388%, (1-month USLIBOR +0.490%), 7/22/2024	4,008,962
9,200,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 2.618%, (1-month USLIBOR +0.720%), 5/26/2021	9,204,515
		TOTAL	130,356,000
		Equipment Lease—1.6%
1,925,333		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	1,887,303
5,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,002,936
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,753,201
1,000,000		Great American Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	989,962
2,700,000		Great American Leasing Receivables 2018-1, Class C, 3.14%, 6/16/2025	2,673,156
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.397%, (1-month USLIBOR +0.500%), 11/15/2022	2,507,859
		TOTAL	14,814,417
		Home Equity Loan—0.2%
811,847	[1]	Carrington Mortgage Loan Trust, Class A3, 2.077%, (1-month USLIBOR +0.180%), 2/25/2036	811,040
11,795	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.377%, (1-month USLIBOR +0.480%), 1/15/2028	10,040
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,136,703		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	$661,372
97,326	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.917%, (1-month USLIBOR +1.020%), 11/25/2034	97,613
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	30,944
10,834	[1]	Quest Trust 2004—X1, Class A, 2.557%, (1-month USLIBOR +0.660%), 3/25/2034	10,884
368,558		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	368,505
		TOTAL	1,990,398
		Other—6.2%
885,465	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.160%, (3-month USLIBOR +0.800%), 2/25/2043	890,773
1,705,225	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.577%, (1-month USLIBOR +0.680%), 10/25/2035	1,708,407
2,750,349	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.087%, (1-month USLIBOR +0.190%), 3/25/2067	2,751,087
4,719,350		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	4,696,129
1,004,582	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.210%, (3-month USLIBOR +0.850%), 10/25/2025	1,005,959
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,894,460
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.477%, (1-month USLIBOR +0.580%), 3/15/2021	1,502,375
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.847%, (1-month USLIBOR +0.950%), 3/15/2021	1,500,764
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,962,852
1,056,558	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.497%, (1-month USLIBOR +0.600%), 11/25/2027	1,062,700
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,008,907
5,712,255	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.297%, (1-month USLIBOR +1.400%), 10/15/2031	5,760,481
2,358,236	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.047%, (1-month USLIBOR +1.150%), 1/15/2026	2,372,846
683,754		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	683,475
1,785,087	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.597%, (1-month USLIBOR +0.700%), 3/26/2040	1,795,284
3,171,556	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.397%, (1-month USLIBOR +0.500%), 11/26/2040	3,178,954
4,364,837		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	4,331,637
1,806,996	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	1,811,726
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,893,750		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	$1,891,145
1,058,417		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	1,058,023
5,238,408		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	5,218,076
332,562		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	332,197
2,536,817	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.647%, (1-month USLIBOR +0.750%), 9/25/2056	2,537,831
		TOTAL	58,956,088
		Rate Reduction Bond—0.2%
1,792,438		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	1,875,330
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $362,531,266)	359,326,600
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.6%
		Commercial Mortgage—4.1%
9,500,000	[1]	Banc of America Merrill Lynch Large Loan, Inc., 2013-DSNY, Class B, 3.397%, (1-month USLIBOR +1.500%), 9/15/2026	9,493,859
674,637		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	671,472
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.297%, (1-month USLIBOR +1.400%), 11/15/2036	5,015,537
1,878,023		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,841,970
502,827		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	506,830
6,095,138	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.546%, (1-month USLIBOR +0.650%), 11/15/2045	6,096,017
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.684%, (1-month USLIBOR +0.790%), 4/10/2046	5,061,383
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.096%, (1-month USLIBOR +1.200%), 6/15/2045	5,105,237
4,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.946%, (1-month USLIBOR +1.050%), 7/15/2046	4,870,082
		TOTAL	38,662,387
		Federal Home Loan Mortgage Corporation—0.5%
232		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	233
2,578		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	2,647
13,375		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	14,267
43,666		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	43,678
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$41,832		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	$42,259
37,883		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	39,486
890,366	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 2.197%, (1-month USLIBOR +0.300%), 2/15/2036	889,914
103,302	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.357%, (1-month USLIBOR +0.460%), 2/15/2034	103,973
286,014	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.297%, (1-month USLIBOR +0.400%), 7/15/2036	286,744
132,974	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.647%, (1-month USLIBOR +0.750%), 7/15/2036	135,142
436,247	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.807%, (1-month USLIBOR +0.910%), 7/15/2037	445,062
2,592,186	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 2.263%, (1-month USLIBOR +0.380%), 4/25/2020	2,587,533
115,054		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	129,148
		TOTAL	4,720,086
		Federal National Mortgage Association—0.7%
9,404		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	9,748
599		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	635
12,047		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	12,701
12,842	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	13,791
1,083	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, (3-month Constant Maturity Treasury +0.700%), 10/25/2023	1,084
4,534		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	4,736
117,411		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	127,785
52,655	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 2.397%, (1-month USLIBOR +0.500%), 9/25/2032	53,120
12,502		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	12,596
10,198		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	10,163
233,254	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.327%, (1-month USLIBOR +0.430%), 6/25/2036	234,414
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$989,601	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.347%, (1-month USLIBOR +0.450%), 7/25/2037	$994,985
148,874	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.897%, (1-month USLIBOR +1.000%), 6/25/2037	152,921
67,534	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.697%, (1-month USLIBOR +0.800%), 5/25/2039	68,030
16,617	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 2.397%, (1-month USLIBOR +0.500%), 8/25/2039	16,716
317,624	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.747%, (1-month USLIBOR +0.850%), 4/25/2037	324,500
487,224	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 2.437%, (1-month USLIBOR +0.540%), 7/25/2037	491,524
953,467	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 2.347%, (1-month USLIBOR +0.450%), 3/25/2041	958,218
3,164,056	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 2.297%, (1-month USLIBOR +0.400%), 2/25/2042	3,177,361
440		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	470
14,389		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	15,050
		TOTAL	6,680,548
		Government Agency—0.2%
1,164,133		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,144,356
506,976	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.333%, (1-month USLIBOR +0.450%), 1/8/2020	507,867
		TOTAL	1,652,223
		Government National Mortgage Association—1.0%
4,595,443	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.231%, (1-month USLIBOR +0.540%), 7/20/2063	4,614,241
5,407,283	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.241%, (1-month USLIBOR +0.550%), 7/20/2063	5,429,453
		TOTAL	10,043,694
		Non-Agency Mortgage—2.1%
6,345		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.329%, 3/25/2033	6,538
26,755		C-BASS ABS LLC Series 1999-3, Class B1, 6.232%, 2/3/2029	1,710
9,617		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	9,902
3,546	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	3,546
6,000,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.236%, (3-month USLIBOR +0.420%), 12/22/2069	6,006,276
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$174,250		Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 4.525%, 9/25/2034	$169,794
95,694		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	94,451
2,985,792		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,738,426
1,362,812		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,248,696
2,380,880		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,182,127
3,000,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.912%, (3-month USLIBOR +0.550%), 1/21/2070	3,009,723
3,780,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.12%, (3-month USLIBOR +0.390%), 1/21/2070	3,774,062
123,261		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	131,827
479,016	[1]	Washington Mutual 2006-AR15, Class 1A, 2.218%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	442,095
524,142	[1]	Washington Mutual 2006-AR17, Class 1A, 2.102%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	487,428
43,395		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.740%, 7/25/2034	43,476
		TOTAL	20,350,077
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $82,451,314)	82,109,015
		CORPORATE BONDS—38.0%
		Basic Industry - Chemicals—0.5%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,930,046
		Capital Goods - Aerospace & Defense—0.3%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	2,622,443
		Capital Goods - Construction Machinery—0.2%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,045,000
		Capital Goods - Diversified Manufacturing—0.3%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	2,870,306
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,024,088
		Communications - Media & Entertainment—0.9%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.20%, 9/20/2019	1,314,634
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 2.375%, (3-month USLIBOR +0.350%), 9/4/2018	1,200,911
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,127,180
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	2,994,638
		TOTAL	8,637,363
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.6%
$3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.948%, (3-month USLIBOR +0.770%), 6/17/2019	$3,021,026
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.857%, (3-month USLIBOR +1.750%), 9/14/2018	2,515,260
		TOTAL	5,536,286
		Consumer Cyclical - Automotive—4.2%
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.025%, (3-month USLIBOR +0.210%), 2/12/2021	3,996,596
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,791,640
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.317%, (3-month USLIBOR +0.530%), 5/5/2020	2,663,312
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.323%, (3-month USLIBOR +0.450%), 2/22/2021	2,004,635
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.331%, (3-month USLIBOR +1.000%), 1/9/2020	5,051,319
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,004,710
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	4,988,187
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	2,967,427
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.898%, (3-month USLIBOR +1.550%), 1/14/2022	3,726,451
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.15%, 9/28/2020	2,925,981
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.027%, (3-month USLIBOR +0.690%), 1/11/2022	5,087,100
		TOTAL	40,207,358
		Consumer Cyclical - Retailers—1.8%
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.589%, (3-month USLIBOR +0.500%), 12/13/2019	1,336,877
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	1,374,755
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,862,096
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.777%, (3-month USLIBOR +0.720%), 3/9/2021	2,039,398
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +0.700%), 4/17/2020	4,472,908
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	3,927,241
		TOTAL	17,013,275
		Consumer Cyclical - Services—0.8%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	1,469,232
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	$1,820,554
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.90%, 4/1/2022	1,766,790
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,026,036
		TOTAL	7,082,612
		Consumer Non-Cyclical - Food/Beverage—2.7%
2,780,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,779,969
1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,515,906
3,530,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,461,196
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.363%, (3-month USLIBOR +1.010%), 10/17/2023	1,406,909
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,256,296
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 2.878%, (3-month USLIBOR +0.520%), 2/1/2019	8,018,193
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,028,687
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	4,979,745
		TOTAL	25,446,901
		Consumer Non-Cyclical - Health Care—0.5%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +1.030%), 6/6/2022	4,535,556
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	2,999,545
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,326,263
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	1,382,717
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.276%, (3-month USLIBOR +0.270%), 3/1/2019	2,505,898
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,857,123
		TOTAL	13,071,546
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	687,181
		Consumer Non-Cyclical - Supermarkets—0.2%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,491,694
		Consumer Non-Cyclical - Tobacco—0.7%
6,000,000	[1]	BAT International Finance PLC, Floating Rate Note—Sr. Note, Series 144A, 2.635%, (3-month USLIBOR +0.510%), 6/15/2018	6,001,007
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	999,823
		TOTAL	7,000,830
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—1.9%
$4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 2.916%, (3-month USLIBOR +0.630%), 9/26/2018	$4,009,413
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.80%, (3-month USLIBOR +0.950%), 5/16/2021	5,138,788
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,184,680
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 4.375%, (3-month USLIBOR +2.020%), 7/18/2018	3,523,905
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,765,285
		TOTAL	17,622,071
		Energy - Midstream—0.3%
2,850,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,849,654
		Financial Institution - Banking—11.2%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,998,893
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	1,984,348
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.018%, (3-month USLIBOR +0.660%), 2/1/2019	9,034,405
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 3.388%, (3-month USLIBOR +1.040%), 1/15/2019	1,510,569
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.359%, (3-month USLIBOR +1.000%), 4/24/2023	4,058,094
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.742%, (3-month USLIBOR +0.380%), 1/23/2022	1,992,793
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.795%, (3-month USLIBOR +0.760%), 12/7/2018	3,011,467
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	3,976,187
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.45%, 4/30/2021	2,001,306
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	2,955,399
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.356%, (3-month USLIBOR +0.350%), 2/12/2021	3,003,256
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.895%, (3-month USLIBOR +0.860%), 12/7/2018	4,013,789
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.965%, (3-month USLIBOR +0.930%), 6/7/2019	1,007,175
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.557%, (3-month USLIBOR +0.540%), 3/2/2020	2,833,772
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.882%, (3-month USLIBOR +0.590%), 9/27/2019	2,793,560
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.556%, (3-month USLIBOR +0.750%), 2/23/2023	2,002,176
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.139%, (3-month USLIBOR +0.780%), 10/31/2022	$5,021,261
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,998,861
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.607%, (3-month USLIBOR +0.550%), 3/9/2021	3,013,953
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.648%, (3-month USLIBOR +0.290%), 2/1/2021	4,003,400
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.483%, (3-month USLIBOR +0.610%), 5/18/2022	3,030,200
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	1,498,545
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 3.209%, (3-month USLIBOR +0.850%), 1/24/2019	2,010,262
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.506%, (3-month USLIBOR +1.140%), 1/27/2020	709,842
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.294%, (3-month USLIBOR +0.550%), 2/10/2021	5,018,241
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	735,146
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, 2.50%, 1/22/2021	2,946,154
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.088%, (3-month USLIBOR +0.730%), 2/1/2022	4,044,000
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,111,080
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.25%, 1/31/2020	2,898,672
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.839%, (3-month USLIBOR +0.480%), 10/28/2019	2,009,663
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	2,957,075
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.658%, (3-month USLIBOR +0.310%), 1/15/2021	3,002,085
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 3.099%, (3-month USLIBOR +0.740%), 7/30/2018	8,013,459
		TOTAL	106,199,088
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	1,993,662
		Financial Institution - Insurance - Life—1.7%
2,000,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	1,968,184
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	1,948,922
3,000,000		New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	2,943,705
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.591%, (3-month USLIBOR +0.520%), 6/10/2022	$3,029,926
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 2.619%, (3-month USLIBOR +0.780%), 8/15/2018	6,010,827
		TOTAL	15,901,564
		Financial Institution - Insurance - P&C—0.3%
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,999,311
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.258%, (3-month USLIBOR +0.910%), 7/15/2027	900,016
		TOTAL	2,899,327
		Other—0.0%
310,855	[1,2]	Carlyle Global Market Strategies, 4.353%, (3-month USLIBOR +2.000%), 7/15/2019	310,855
		Technology—3.5%
7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.089%, (3-month USLIBOR +0.300%), 5/6/2019	7,024,443
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	4,946,431
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 2.506%, (3-month USLIBOR +0.500%), 3/1/2019	6,677,373
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	3,598,920
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,496,500
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,000,000
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,318,356
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 2.928%, (3-month USLIBOR +0.580%), 1/15/2019	5,015,893
		TOTAL	33,077,916
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,277,408
		Transportation - Services—0.3%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.70%, 3/14/2023	2,862,791
		Utility - Electric—2.2%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,434,808
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	2,923,393
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,488,310
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	1,961,870
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,356,250		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	$1,348,812
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	2,955,315
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.942%, (3-month USLIBOR +0.650%), 3/27/2020	525,170
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	704,306
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,058,472
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	1,885,304
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,181,738
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,806,860
		TOTAL	21,274,358
		Utility - Natural Gas—0.7%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.848%, (3-month USLIBOR +0.500%), 1/15/2021	2,895,193
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.114%, (3-month USLIBOR +0.275%), 11/15/2019	4,000,221
		TOTAL	6,895,414
		TOTAL CORPORATE BONDS (IDENTIFIED COST $361,810,336)	360,366,593
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
20		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	20
4,102		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	4,495
2,107		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	2,120
		TOTAL	6,635
		Federal National Mortgage Association—0.0%
44,311		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	49,890
		Government National Mortgage Association—0.0%
13,360		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	14,518
5,462		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	6,205
		TOTAL	20,723
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $72,241)	77,248
Annual Shareholder Report

Principal Amount or Shares			Value
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
$1,225,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Revenue Refunding Bonds (Series 2013B), 1.758% Bonds, 12/15/2018 (IDENTIFIED COST $1,222,643)	$1,216,841
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,996,073)	2,894,940
		U.S. TREASURY—1.8%
		U.S. Treasury Notes—1.8%
10,000,000	[4]	United States Treasury Note, 1.625%, 6/30/2020	9,811,328
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	6,903,750
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,087,214)	16,715,078
	[5]	COMMERCIAL PAPER—0.3%
		Energy - Midstream—0.3%
3,000,000		Energy Transfer Partners LP, 2.706%, 5/9/2018 (IDENTIFIED COST $2,998,200)	2,998,200
		INVESTMENT COMPANIES—12.5%
4,579,140		Federated Bank Loan Core Fund	46,295,105
33,501,761		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[6]	33,501,761
3,154,187		Federated Mortgage Core Portfolio	30,122,483
781,140		Federated Project and Trade Finance Core Fund	7,077,125
319,034		High Yield Bond Portfolio	1,990,770
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $121,784,367)	118,987,244
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $954,937,581)[7]	946,693,181
		OTHER ASSETS AND LIABILITIES - NET—0.3%[8]	2,640,118
		TOTAL NET ASSETS—100%	$949,333,299
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[9]United States Treasury Note 5-Year Long Futures	125	$14,188,477	June 2018	$(29,589)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Affiliates	Balance of Shares Held 4/30/2017	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	2,933,972	1,645,168	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	54,515,256	406,463,316	(427,476,811)
Federated Mortgage Core Portfolio	3,065,650	88,537	—
Federated Project and Trade Finance Core Fund	747,509	33,631	—
High Yield Bond Portfolio	2,577,488	146,678	(2,405,132)
TOTAL OF AFFILIATED TRANSACTIONS	63,839,875	408,377,330	(429,881,943)
Annual Shareholder Report

Balance of Shares Held 4/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
4,579,140	$46,295,105	$(181,774)	$—	$1,639,017
33,501,761	$33,501,761	$(85)	$(7,563)	$423,208
3,154,187	$30,122,483	$(907,805)	$—	$864,208
781,140	$7,077,125	$(106,373)	$—	$305,869
319,034	$1,990,770	$280,140	$(803,174)	$939,552
42,335,262	$118,987,244	$(915,897)	$(810,737)	$4,171,854
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2018, these restricted securities amounted to $3,546, which represented 0.0% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $956,472,307.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,001,422	$—	$2,001,422
Asset-Backed Securities	—	359,295,656	30,944	359,326,600
Collateralized Mortgage Obligations	—	82,105,469	3,546	82,109,015
Corporate Bonds	—	360,055,738	310,855	360,366,593
Mortgage-Backed Securities	—	77,248	—	77,248
Municipal Bond	—	1,216,841	—	1,216,841
Foreign Government/Agency	—	2,894,940	—	2,894,940
U.S. Treasury	—	16,715,078	—	16,715,078
Commercial Paper	—	2,998,200	—	2,998,200
Investment Companies[1]	33,501,761	—	—	118,987,244
TOTAL SECURITIES	$33,501,761	$827,360,592	$345,345	$946,693,181
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(29,589)	—	—	(29,589)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(29,589)	$—	$—	$(29,589)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $85,485,483 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income (loss)	0.11	0.07	0.06	0.05[1]	0.08
Net realized and unrealized gain (loss)	(0.07)	0.01	(0.06)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.08	0.00[2]	0.03	(0.03)
Less Distributions:
Distributions from net investment income	(0.11)	(0.07)	(0.06)	(0.06)	(0.08)
Net Asset Value, End of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[3]	0.47%	0.95%	0.03%	0.36%	(0.35)%
Ratios to Average Net Assets:
Net expenses	1.11%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.28%	0.82%	0.69%	0.63%	0.84%
Expense waiver/reimbursement[4]	0.28%	0.24%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,740	$59,738	$77,009	$77,164	$99,458
Portfolio turnover	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income (loss)	0.16	0.12	0.11	0.10[1]	0.13
Net realized and unrealized gain (loss)	(0.07)	0.01	(0.06)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.13	0.05	0.08	0.02
Less Distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.11)	(0.11)	(0.13)
Net Asset Value, End of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[2]	1.09%	1.57%	0.63%	0.94%	0.23%
Ratios to Average Net Assets:
Net expenses	0.48%	0.49%	0.52%	0.52%	0.52%
Net investment income	1.91%	1.46%	1.27%	1.20%	1.39%
Expense waiver/reimbursement[3]	0.20%	0.22%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$417,673	$478,362	$400,918	$664,167	$857,994
Portfolio turnover	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.55	$8.59	$8.70
Income From Investment Operations:
Net investment income (loss)	0.16	0.11	0.09	0.09[1]	0.12
Net realized and unrealized gain (loss)	(0.09)	0.00[2]	(0.04)	(0.04)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.11	0.05	0.05	0.00
Less Distributions:
Distributions from net investment income	(0.14)	(0.10)	(0.10)	(0.09)	(0.11)
Net Asset Value, End of Period	$8.44	$8.51	$8.50	$8.55	$8.59
Total Return[3]	0.86%	1.34%	0.54%	0.63%	0.04%
Ratios to Average Net Assets:
Net expenses	0.72%	0.71%	0.71%	0.71%	0.71%
Net investment income	1.65%	1.21%	1.08%	1.01%	1.23%
Expense waiver/reimbursement[4]	0.34%	0.28%	0.26%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,049	$48,327	$82,019	$96,168	$154,154
Portfolio turnover	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Income From Investment Operations:
Net investment income (loss)	0.17	0.13	0.12	0.12[1]	0.14
Net realized and unrealized gain (loss)	(0.07)	0.01	(0.05)	(0.02)	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.07	0.10	0.03
Less Distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.13)	(0.13)	(0.14)
Net Asset Value, End of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Total Return[2]	1.22%	1.71%	0.79%	1.11%	0.40%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.04%	1.57%	1.44%	1.37%	1.57%
Expense waiver/reimbursement[3]	0.27%	0.24%	0.22%	0.21%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$438,235	$403,852	$515,604	$404,485	$391,281
Portfolio turnover	28%	34%	15%	10%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 4/30/2018	Period Ended 4/30/2017[1]
Net Asset Value, Beginning of Period	$8.51	$8.49
Income From Investment Operations:
Net investment income (loss)	0.17	0.07
Net realized and unrealized gain (loss)	(0.06)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.17)	(0.04)
Net Asset Value, End of Period	$8.45	$8.51
Total Return[2]	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses	0.35%	0.33%[3]
Net investment income	2.19%	1.34%[3]
Expense waiver/reimbursement[4]	0.20%	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,637	$0[5]
Portfolio turnover	28%	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018
Assets:
Investment in securities, at value including $118,987,244 of investment in affiliated holdings (identified cost $954,937,581)		$946,693,181
Cash		11,552
Income receivable		2,977,950
Income receivable from affiliated holdings		368,458
Receivable for shares sold		1,251,681
Receivable for daily variation margin on futures contracts		7,807
TOTAL ASSETS		951,310,629
Liabilities:
Payable for investments purchased	$320,038
Payable for shares redeemed	1,007,535
Income distribution payable	309,154
Payable to adviser (Note 5)	5,237
Payable for administrative fees (Note 5)	2,080
Payable for transfer agent fee	101,995
Payable for portfolio accounting fees	93,661
Payable for distribution services fee (Note 5)	24,433
Payable for other service fees (Notes 2 and 5)	64,118
Accrued expenses (Note 5)	49,079
TOTAL LIABILITIES		1,977,330
Net assets for 112,486,012 shares outstanding		$949,333,299
Net Assets Consist of:
Paid-in capital		$966,282,554
Net unrealized depreciation		(8,273,989)
Accumulated net realized loss		(8,759,654)
Undistributed net investment income		84,388
TOTAL NET ASSETS		$949,333,299
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($52,739,509 ÷ 6,248,222 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share (100/99.00 of $8.44)	$8.53
Redemption proceeds per share	$8.44
Institutional Shares:
Net asset value per share ($417,672,915 ÷ 49,497,514 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share	$8.44
Service Shares:
Net asset value per share ($27,048,634 ÷ 3,204,671 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share	$8.44
Class Y Shares:
Net asset value per share ($438,235,335 ÷ 51,921,167 shares outstanding), no par value, unlimited shares authorized	$8.44
Offering price per share	$8.44
Redemption proceeds per share	$8.44
Class R6 Shares:
Net asset value per share ($13,636,906 ÷ 1,614,438 shares outstanding), no par value, unlimited shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share	$8.45
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2018
Investment Income:
Interest		$18,836,283
Dividends received from affiliated holdings, see footnotes to Portfolio of Investments		4,171,854
Net income on securities loaned		115
TOTAL INCOME		23,008,252
Expenses:
Investment adviser fee (Note 5)	$3,845,436
Administrative fee (Note 5)	766,179
Custodian fees	43,283
Transfer agent fee (Note 2)	659,858
Directors'/Trustees' fees (Note 5)	9,221
Auditing fees	32,101
Legal fees	10,026
Portfolio accounting fees	182,699
Distribution services fee (Note 5)	339,430
Other service fees (Notes 2 and 5)	741,619
Share registration costs	105,197
Printing and postage	60,695
Miscellaneous (Note 5)	33,069
TOTAL EXPENSES	6,828,813
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,891,592)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(400,330)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,291,922)
Net expenses			$4,536,891
Net investment income			18,471,361
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(810,737) on sales of investments in affiliated holdings)			(1,565,637)
Net realized loss on foreign currency transactions			(240,937)
Net realized loss on foreign exchange contracts			(272,602)
Net realized loss on futures contracts			(642,072)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(915,897) of investments in affiliated holdings)			(4,743,611)
Net change in unrealized appreciation of futures contracts			(239,726)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(7,704,585)
Change in net assets resulting from operations			$10,766,776
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,471,361	$14,545,082
Net realized loss	(2,721,248)	(541,827)
Net change in unrealized appreciation/depreciation	(4,983,337)	1,451,329
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,766,776	15,454,584
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(722,711)	(596,302)
Institutional Shares	(8,319,743)	(6,050,762)
Service Shares	(651,142)	(920,292)
Class Y Shares	(8,693,684)	(6,919,048)
Class R6 Shares	(122,191)	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,509,471)	(14,486,404)
Share Transactions:
Proceeds from sale of shares	456,081,586	379,688,914
Net asset value of shares issued to shareholders in payment of distributions declared	15,346,902	11,795,919
Cost of shares redeemed	(504,631,974)	(477,724,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,203,486)	(86,239,447)
Change in net assets	(40,946,181)	(85,271,267)
Net Assets:
Beginning of period	990,279,480	1,075,550,747
End of period (including undistributed net investment income of $84,388 and $65,230, respectively)	$949,333,299	$990,279,480
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2018
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
The Fund's Class R6 Shares commenced operations on January 20, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,291,922 is disclosed in this Note 2 and Note 5. For the year ended April 30, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$59,667	$(47,119)
Institutional Shares	156,126	—
Service Shares	48,376	(38,531)
Class Y Shares	394,980	(298,951)
Class R6 Shares	709	—
TOTAL	$659,858	$(384,601)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares, Institutional Shares and Service Fund's Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$140,222
Institutional Shares	504,084
Service Shares	97,313
TOTAL	$741,619
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $25,534,424. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $22,772. This is based on the contracts held as of each month-end throughout the fiscal period.
At April 30, 2018, the Fund had no outstanding foreign exchange contracts.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2018, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, held at April 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$3,569	$3,546
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(29,589)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$(642,072)	$—	$(642,072)
Foreign exchange contracts	—	(272,602)	(272,602)
TOTAL	$(642,072)	$(272,602)	$(914,674)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(239,726)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,309,769	$19,606,819	3,497,082	$29,757,278
Shares issued to shareholders in payment of distributions declared	83,949	712,670	68,693	584,905
Shares redeemed	(3,167,220)	(26,889,157)	(5,599,981)	(47,673,144)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(773,502)	$(6,569,668)	(2,034,206)	$(17,330,961)

Year Ended April 30	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,340,586	$164,232,595	22,997,719	$195,387,154
Shares issued to shareholders in payment of distributions declared	694,504	5,893,993	517,762	4,406,806
Shares redeemed	(26,781,010)	(227,437,489)	(14,432,194)	(122,809,864)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,745,920)	$(57,310,901)	9,083,287	$76,984,096

Year Ended April 30	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	658,669	$5,601,968	1,877,259	$15,990,734
Shares issued to shareholders in payment of distributions declared	74,455	632,561	105,362	896,887
Shares redeemed	(3,209,564)	(27,260,846)	(5,949,303)	(50,538,063)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,476,440)	$(21,026,317)	(3,966,682)	$(33,650,442)

Year Ended April 30	2018		2017
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	29,273,486	$248,593,502	16,283,007	$138,553,648
Shares issued to shareholders in payment of distributions declared	949,603	8,060,396	693,817	5,907,321
Shares redeemed	(25,771,751)	(218,663,514)	(30,136,232)	(256,703,209)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	4,451,338	$37,990,384	(13,159,408)	$(112,242,240)
Annual Shareholder Report

	Year Ended 4/30/2018		Period Ended 4/30/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,126,998	$18,046,702	12	$100
Shares issued to shareholders in payment of distributions declared	5,583	47,282	—	—
Shares redeemed	(518,155)	(4,380,968)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,614,426	$13,713,016	12	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,930,098)	$(33,203,486)	(10,076,997)	$(86,239,447)
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and principal losses.
For the year ended April 30, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$57,268	$(57,268)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$18,509,471	$14,486,404
As of April 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$84,388
Net unrealized depreciation	$(9,779,126)
Capital loss carryforwards	$(7,254,517)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, deferral of paydown losses, mark-to-market of futures contracts and reversal of write-off.
At April 30, 2018, the cost of investments for federal tax purposes was $956,472,307. The net unrealized depreciation of investments for federal tax purposes was $9,779,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,040,050 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,819,176. The amounts presented are inclusive of derivative contracts.
Annual Shareholder Report

At April 30, 2018, the Fund had a capital loss carryforward of $7,254,517 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,809,433	$5,445,084	$7,254,517
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended April 30, 2018, the Adviser voluntarily waived $1,862,210 of its fee and voluntarily reimbursed $384,601 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2018, the Adviser reimbursed $29,382.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$280,444	$—
Service Shares	58,986	(15,729)
TOTAL	$339,430	$(15,729)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2018, FSC retained $185,395 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2018, FSC retained $457 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2018, FSSC received $35,115 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71%, 0.35% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2018, were as follows:
Purchases	$259,938,082
Sales	$250,580,935
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the year ended April 30, 2018, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the year ended April 30, 2018, the program was not utilized.
9. subsequent event
Effective June 28, 2018, the Adviser has agreed to contractually reduce the management fee from 0.40% to 0.30% of the Fund's average daily net assets, and the Adviser and certain of its affiliates have voluntarily agreed to waive their respective fees and/or reimburse expenses as presented on page 50 of this Annual Report under the section Expense Limitation. This change does not impact the Fee Limit.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
June 25, 2018

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November, 1 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.60	$5.45
Institutional Shares	$1,000	$1,001.80	$2.33[2]
Service Shares	$1,000	$1,000.60	$3.52
Class Y Shares	$1,000	$1,002.40	$1.74
Class R6 Shares	$1,000	$1,003.60	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.51
Institutional Shares	$1,000	$1,022.50	$2.36[2]
Service Shares	$1,000	$1,021.30	$3.56
Class Y Shares	$1,000	$1,023.10	$1.76
Class R6 Shares	$1,000	$1,023.10	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Institutional Shares	0.47%
Service Shares	0.71%
Class Y Shares	0.35%
Class R6 Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.52% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.58 and $2.61, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
federated short-term income fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted
Annual Shareholder Report

that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
CUSIP 31420C563
32957 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $217,230

Fiscal year ended 2017 - $243,810

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $19,471

Fiscal year ended 2017- Audit consents for N-1a filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,904 and $0 respectively. Fiscal year ended 2018- Audit consent for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $36,363 and $38,442 respectively. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $1,173,635

Fiscal year ended 2017 - $328,111

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018